Summary of Goodwill (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
Goodwill at beginning of period	$ 205,167
Impairment charge	(207,544)
Exchange adjustment	2,377
Goodwill at end of period	$ 0